Shareholder Report, Holdings (Details) - Columbia Short-Term Cash Fund	Jan. 31, 2025
Tri-party Federal Reserve Bank of New York 02/03/2025 4.390% [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
Credit Agricole 02/11/2025 4.410% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Federal Home Loan Banks 02/03/2025 4.380% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
U.S. Treasury Bills 07/03/2025 4.200% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
U.S. Treasury Bills 03/13/2025 4.010% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
General Dynamics Corp. 03/13/2025 4.450% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Bank of Nova Scotia 02/14/2025 4.420% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Cisco Systems, Inc. 05/02/2025 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Federal Home Loan Banks 10/29/2026 4.550% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Federal Agricultural Mortgage Corp. 01/22/2027 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Asset-Backed Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%